SCHEDULE OF BALANCE WITH RELATED PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Salary and related	$ (230)	$ (229)
Directors [member]
IfrsStatementLineItems [Line Items]
Consultant services	(45)	(94)
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Investment in subsidiary	117	114
Other receivables	15	15
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total	$ (143)	$ (194)